OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Government authorities	$ 760	$ 454
Prepaid Expenses and Deposits	1,302	578
Short- Term Commission Assets	846
Advance for Income tax	899
other current assets	$ 3,807	$ 1,032